INTEREST EXPENSE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Other financing fees	$ 348	$ 247	$ 256
Interest expense	3,387	2,501	1,855
Interest on corporate facility
Disclosure of detailed information about borrowings [line items]
Interest	57	32	11
Interest on corporate debt
Disclosure of detailed information about borrowings [line items]
Interest	210	179	118
Interest on non-recourse borrowings
Disclosure of detailed information about borrowings [line items]
Interest	$ 2,772	$ 2,043	$ 1,470